Summary of Significant Accounting Policies - Concentrations of Credit Risk and Off-Balance Sheet Risk & Impairment of Long-Lived Assets (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended		24 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash held with silicon valley bank	$ 1,200		$ 500
Impairment of long-lived assets	$ 0	$ 0	$ 0